SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Capital expenditures	$ 1,221	$ 978	$ 2,282	$ 1,751
Cash capital expenditures	1,189	934	2,168	1,771
Increase (decrease) in accrued capital expenditures	32	44	114	(20)
Purchase obligation for supplies and consumables	3,679		3,679		$ 3,837
Capital commitments	2,550		2,550		$ 2,329
Reportable total
Disclosure of operating segments [line items]
Capital expenditures	1,281	1,011	2,382	1,818
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	197	156	381	360
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	121	119	237	219
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	40	27	68	48
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	118	84	233	171
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	37	5	37	23
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	60	33	100	67
Operating segments | Lumwana
Disclosure of operating segments [line items]
Capital expenditures	243	183	407	253
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	63	53	113	93
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	51	36	92	74
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	32	71	79	142
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	962	767	1,747	1,450
Other items not allocated to segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	319	244	635	368
Share of equity investees | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	$ (60)	$ (33)	$ (100)	$ (67)